Financial Assets and Financial Liabilities (Financial Assets at Fair Value Through Other Comprehensive Income) (Details) - CNY (¥) ¥ in Thousands		1 Months Ended
		Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade and bill receivables			¥ 1,540,921	¥ 1,672,431
Equity investments	[1]		5,000	0
Total financial assets at fair value through other comprehensive income			¥ 1,545,921	¥ 1,672,431
Toufa [member] | Shanghai Carbon Fiber Composites Innovation Research Institute Co. Ltd [member]
Disclosure of financial assets [line items]
Total financial assets at fair value through other comprehensive income		¥ 5,000
Percentage of ownership interest		16.67%

[1]	In July 2019, Toufa invested RMB 5,000 thousands in Shanghai Carbon Fiber Composites Innovation Research Institute Co. Ltd to acquire 16.67% of its share.